NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 7,556
2026	34,436
2027	16,267
Total Future Minimum Principal Payments	$ 58,259	$ 65,816